Investments (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	R$ 7,523	R$ 28,559	R$ 17,872
Non-current assets	14,527	15,280	31,571
Total assets	22,050	43,839
Current liabilities	6,225	17,747	16,550
Non-current liabilities	11,103	12,359	16,513
Shareholders' equity	4,722	13,733	16,380	R$ 16,807
Total liabilities and shareholders' equity	22,050	43,839
Revenues	19,250	17,321	16,298
Operating income	(213)	(434)	(168)
Net income for the year	(2,134)	(4)	960
F I C [member]
IfrsStatementLineItems [Line Items]
Current assets	9,649	11,682
Non-current assets	1	32
Total assets	9,650	11,714
Current liabilities	7,804	9,963
Non-current liabilities	88	174
Shareholders' equity	1,758	1,577
Total liabilities and shareholders' equity	9,650	11,714
Revenues	1,378	1,411	1,034
Operating income	486	412	482
Net income for the year	293	245	265
Cnova N V [Member]
IfrsStatementLineItems [Line Items]
Current assets		2,304
Non-current assets		3,591
Total assets		5,895
Current liabilities		5,351
Non-current liabilities		2,677
Shareholders' equity		(2,133)
Total liabilities and shareholders' equity		5,895
Revenues	4,846	9,345	13,824
Operating income	(128)	(279)	54
Net income for the year	(476)	(716)	(313)
Tuya [member]
IfrsStatementLineItems [Line Items]
Current assets		5,355
Non-current assets		144
Total assets		5,499
Current liabilities		2,329
Non-current liabilities		2,588
Shareholders' equity		582
Total liabilities and shareholders' equity		5,499
Revenues	52	490	783
Operating income	(247)	(121)	35
Net income for the year	R$ (142)	R$ (89)	R$ 15